Restructuring, Acquisition and Integration-Related Costs Restructuring, Acquisition and Integration-Related Costs (Details2) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Severance Costs	$ 2.2
Other Restructuring Costs	$ 0.6